2. Investment securities, Fair Value Measurements (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Estimated Fair Value	$ 229,321	$ 249,946
Mortgage-backed securities
Estimated Fair Value	53,609	67,585
Level 1 valuation	0	0
Level 2 valuation	53,609	67,585
Level 3 valuation	0	0
U.S. Government sponsored enterprises
Estimated Fair Value	40,380	38,222
Level 1 valuation	0	0
Level 2 valuation	40,380	38,222
Level 3 valuation	0	0
State and political subdivisions
Estimated Fair Value	133,570	141,856
Level 1 valuation	0	0
Level 2 valuation	133,570	141,856
Level 3 valuation	0	0
Corporate bonds
Estimated Fair Value	1,512	1,533
Level 1 valuation	0	0
Level 2 valuation	1,512	1,533
Level 3 valuation	0	0
Trust preferred securities
Estimated Fair Value	250	750
Level 1 valuation	0	0
Level 2 valuation	0	0
Level 3 valuation	$ 250	$ 750